Notes and Other Debts Payable, net (Tables)	12 Months Ended
Dec. 31, 2020
Entity Listings [Line Items]
Schedule of notes payable

	December 31,
	2020	2019
	(dollars in thousands)
Construction loans	$67,757	$92,640
Line of credit facilities	140,142	8,680
EB-5 notes payable	59,216	95,010
Loans payable	5,144	—
Notes and other debts payable	272,259	196,330
Debt issuance costs	(7,450)	(6,366)
Notes and other debts payable, net	$264,809	$189,964

Landsea Homes [Member]
Entity Listings [Line Items]
Schedule of maturities of debt

2021	$19,542
2022	91,247
2023	20,583
2024	140,188
2025	699
Thereafter	—
$272,259